Provisions and contingent liabilities - Movement of the provision for social responsibility (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and contingent liabilities
Opening balance	$ 18,326	$ 18,010	$ 21,689
Additional provisions		888
Payments	(6)	(572)	(3,679)
Corrections	(1,711)
Ending balance	16,609	18,326	18,010
Classification by maturity [Abstract]
Current portion	1,728	761	8,351
Non-current portion	14,881	17,565	9,659
Ending balance	$ 16,609	$ 18,326	$ 18,010